LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Maturity Analysis of Undiscounted Defined Benefits) (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 166
2019 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	27
2020 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	20
2021 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	12
2022 and 2023 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	20
2024 and thereafter [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 87